Property and equipment, net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Subtotal	$ 4,503	$ 10,213
Less: accumulated depreciation	(2,375)	(3,170)
Property and equipment, net	2,128	7,043
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,943	7,451
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	581	844
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	36	36
Office improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,943	$ 1,882